Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 226,594	$ 221,165
ECL allowance	3,484	3,540	$ 1,948
Net loans	420,975	416,388
Gross personal	41,971	42,222
Gross credit card	10,709	11,389
Gross business and government	145,185	145,152
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	150,647	146,141
Gross personal	22,955	23,302
Gross credit card	2,949	3,285
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	48,834	46,844
Gross personal	1,794	1,775
Gross credit card	1,341	1,388
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	17,920	18,533
Gross personal	11,273	11,159
Gross credit card	2,244	2,340
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,845	5,156
Gross personal	3,977	4,033
Gross credit card	3,555	3,751
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,022	1,054
Gross personal	1,119	1,100
Gross credit card	477	472
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	620	654
Gross personal	150	140
Gross credit card	0
Gross business and government	1,476	1,359
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,706	2,783
Gross personal	703	713
Gross credit card	143	153
Gross business and government	273	267
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	52,162	50,998
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	87,165	87,790
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,109	4,738
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	336	363
Net loans	226,258	220,802
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	807	832
Net loans	41,164	41,390
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	659	667
Net loans	10,050	10,722
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,682	1,678
Net loans	143,503	143,474
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	212,209	206,350
ECL allowance	724	735	537
Net loans	389,746	382,059
Gross personal	35,750	35,691
Gross credit card	8,399	8,926
Gross business and government	134,112	131,827
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	150,641	146,139
Gross personal	22,955	23,302
Gross credit card	2,949	3,285
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	47,164	45,678
Gross personal	1,644	1,618
Gross credit card	1,341	1,388
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12,311	12,491
Gross personal	8,919	8,662
Gross credit card	2,244	2,340
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	278	232
Gross personal	1,406	1,265
Gross credit card	1,722	1,778
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1
Gross personal	303	331
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,814	1,810
Gross personal	523	513
Gross credit card	143	135
Gross business and government	216	218
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	51,909	50,691
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	81,511	80,471
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	476	447
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	52	51
Net loans	212,157	206,299
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	159	179
Net loans	35,591	35,512
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	106	125
Net loans	8,293	8,801
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	407	380
Net loans	133,705	131,447
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,600	14,006
ECL allowance	1,808	1,891	753
Net loans	29,726	32,894
Gross personal	6,027	6,350
Gross credit card	2,310	2,463
Gross business and government	9,597	11,966
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	150	157
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,609	6,042
Gross personal	2,354	2,497
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,567	4,924
Gross personal	2,571	2,768
Gross credit card	1,833	1,973
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,021	1,054
Gross personal	816	769
Gross credit card	477	472
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	727	818
Gross personal	136	159
Gross credit card		18
Gross business and government	57	49
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	253	307
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	5,654	7,319
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,633	4,291
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	136	161
Net loans	13,464	13,845
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6	2
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,670	1,166
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	530	540
Net loans	5,497	5,810
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	553	542
Net loans	1,757	1,921
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	589	648
Net loans	9,008	11,318
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,503	1,435
Gross business and government	1,476	1,359
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	785	809
Gross personal	194	181
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	620	654
Gross personal	150	140
Gross business and government	1,476	1,359
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	165	155
Gross personal	44	41
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	148	151
Net loans	637	658
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	118	113
Net loans	76	68
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	686	650
Net loans	790	709
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 952	$ 914	$ 658